UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: June 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

FORM N-Q
JUNE 30, 2006

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	June 30, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 94.6%
CONSUMER DISCRETIONARY — 11.1%
Diversified Consumer Services — 1.3%
77,700	Steiner Leisure Ltd. *	$3,071,481

Hotels, Restaurants & Leisure — 4.4%
6,400	Chipotle Mexican Grill Inc., Class A *	390,080
55,000	Gaylord Entertainment Co. *	2,400,200
70,500	Shuffle Master Inc. *	2,310,990
47,600	Station Casinos Inc.	3,240,608
92,700	WMS Industries Inc. *	2,539,053

	Total Hotels, Restaurants & Leisure	10,880,931

Internet & Catalog Retail — 1.0%
89,700	VistaPrint Ltd. *	2,398,578

Media — 1.0%
88,700	Netfllix Inc. *	2,413,527

Specialty Retail — 3.4%
89,800	Dick's Sporting Goods Inc. *	3,556,080
94,800	Hibbett Sporting Goods Inc. *	2,265,720
78,000	Volcom Inc. *	2,495,220

	Total Specialty Retail	8,317,020

	TOTAL CONSUMER DISCRETIONARY	27,081,537

CONSUMER STAPLES — 1.2%
Food & Staples Retailing — 1.2%
155,000	Wild Oats Markets Inc. *	3,038,000

ENERGY — 6.3%
Energy Equipment & Services — 4.8%
60,400	Basic Energy Services Inc. *	1,846,428
72,100	FMC Technologies Inc. *	4,863,866
71,700	Rowan Cos. Inc.	2,551,803
57,100	Todco, Class A Shares	2,332,535

	Total Energy Equipment & Services	11,594,632

Oil, Gas & Consumable Fuels — 1.5%
40,000	Berry Petroleum Co., Class A Shares	1,326,000
40,600	Ultra Petroleum Corp. *	2,406,362

	Total Oil, Gas & Consumable Fuels	3,732,362

	TOTAL ENERGY	15,326,994

FINANCIALS — 11.4%
Capital Markets — 2.9%
47,200	Affiliated Managers Group Inc. *	4,101,208
59,500	Investment Technology Group Inc. *	3,026,170

	Total Capital Markets	7,127,378

Commercial Banks — 4.0%
55,700	East-West Bancorp Inc.	2,111,587
27,400	Preferred Bank	1,468,914
75,000	Seacoast Banking Corporation of Florida	1,997,250
35,600	Westamerica Bancorporation	1,743,332
70,600	Western Alliance Bancorp *	2,455,468

	Total Commercial Banks	9,776,551

Diversified Financial Services — 2.0%
67,100	Bankrate Inc. *	2,533,696
107,400	optionsXpress Holdings Inc.	2,503,494

	Total Diversified Financial Services	5,037,190

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE

Insurance — 0.7%
140,000	Amerisafe Inc. *	$1,741,600

Real Estate Investment Trusts (REITs) — 1.8%
26,800	Alexandria Real Estate Equities Inc.	2,376,624
88,900	FelCor Lodging Trust Inc.	1,932,686

	Total Real Estate Investment Trusts (REITs)	4,309,310

	TOTAL FINANCIALS	27,992,029

HEALTH CARE — 19.7%
Biotechnology — 4.1%
170,300	BioMarin Pharmaceuticals, Inc. *	2,447,211
82,200	Cubist Pharmaceuticals Inc. *	2,069,796
100,000	Myriad Genetics Inc. *	2,525,000
75,200	PDL BioPharma Inc. *	1,384,432
45,600	Vertex Pharmaceuticals Inc. *	1,673,976

	Total Biotechnology	10,100,415

Health Care Equipment & Supplies — 3.8%
95,600	Dexcom Inc. *	1,298,248
43,500	Gen-Probe Inc. *	2,348,130
64,800	ResMed Inc. *	3,042,360
52,900	Ventana Medical Systems Inc. *	2,495,822

	Total Health Care Equipment & Supplies	9,184,560

Health Care Providers & Services — 10.7%
155,800	Allscripts Healthcare Solutions, Inc. *	2,734,290
139,100	Eclipsys Corp. *	2,526,056
67,700	Molina Healthcare, Inc. *	2,575,985
99,300	PSS World Medical Inc. *	1,752,645
103,400	Psychiatric Solutions Inc. *	2,963,444
133,200	Sierra Health Services Inc. *	5,997,996
62,850	United Surgical Partners International Inc. *	1,889,899
121,300	VCA Antech Inc. *	3,873,109
38,400	WellCare Health Plans Inc. *	1,883,520

	Total Health Care Providers & Services	26,196,944

Life Sciences Tools & Services — 1.1%
93,000	Parexel International Corp. *	2,683,050

	TOTAL HEALTH CARE	48,164,969

INDUSTRIALS — 16.1%
Aerospace & Defense — 2.0%
106,600	BE Aerospace Inc *	2,436,876
105,400	TransDigm Group Inc. *	2,524,330

	Total Aerospace & Defense	4,961,206

Airlines — 1.0%
167,700	AirTran Holdings Inc. *	2,492,022

Commercial Services & Supplies — 5.6%
38,300	Corporate Executive Board Co.	3,837,660
78,600	Kenexa Corp. *	2,503,410
86,200	Labor Ready Inc. *	1,952,430
181,000	Mobile Mini Inc. *	5,296,060

	Total Commercial Services & Supplies	13,589,560

Machinery — 3.1%
55,200	Actuant Corp., Class A Shares	2,757,240
46,000	Dynamic Materials Corp.	1,551,580
47,475	Joy Global Inc.	2,472,973
36,600	RBC Bearings Inc. *	830,820

	Total Machinery	7,612,613

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE

Road & Rail — 2.9%
74,700	Landstar System Inc.	$3,528,081
94,500	Old Dominion Freight Line Inc. *	3,552,255

	Total Road & Rail	7,080,336

Trading Companies & Distributors — 1.5%
75,000	MSC Industrial Direct Co. Inc., Class A Shares	3,567,750

	TOTAL INDUSTRIALS	39,303,487

INFORMATION TECHNOLOGY — 25.4%
Communications Equipment — 0.7%
213,200	ECI Telecom Ltd. *	1,718,392

Electronic Equipment & Instruments — 2.3%
65,325	Benchmark Electronics Inc. *	1,575,639
41,000	Itron Inc. *	2,429,660
36,500	Trimble Navigation Ltd. *	1,629,360

	Total Electronic Equipment & Instruments	5,634,659

Internet Software & Services — 4.6%
76,200	Akamai Technologies Inc. *	2,757,678
86,600	aQuantive Inc. *	2,193,578
57,600	Equinix Inc. *	3,159,936
123,900	Sohu.com Inc. *	3,195,381

	Total Internet Software & Services	11,306,573

IT Services — 1.6%
22,700	CACI International, Inc. Class A Shares *	1,324,091
168,100	MPS Group Inc. *	2,531,586

	Total IT Services	3,855,677

Semiconductors & Semiconductor Equipment — 11.8%
121,600	Cypress Semiconductor Corp. *	1,768,064
72,250	Diodes Inc. *	2,994,040
131,400	Eagle Test Systems Inc. *	1,842,228
232,200	EMCORE Corp. *	2,229,120
251,900	Entegris Inc. *	2,400,607
56,100	FormFactor Inc. *	2,503,743
78,410	MEMC Electronic Materials Inc. *	2,940,375
95,680	Microsemi Corp. *	2,332,678
89,300	MKS Instruments Inc. *	1,796,716
272,300	ON Semiconductor Corp. *	1,601,124
273,100	PMC-Sierra Inc. *	2,567,140
75,900	SiRF Technology Holdings Inc. *	2,445,498
73,900	Trident Microsystems Inc. *	1,402,622

	Total Semiconductors & Semiconductor Equipment	28,823,955

Software — 4.4%
97,600	Blackbaud Inc.	2,215,520
5,262	ECtel Ltd. *	23,152
188,300	Informatica Corp. *	2,478,028
90,300	Quest Software Inc. *	1,267,812
106,800	Ultimate Software Group Inc. *	2,046,288
130,700	Witness Systems Inc. *	2,636,219

	Total Software	10,667,019

	TOTAL INFORMATION TECHNOLOGY	62,006,275

MATERIALS — 2.5%
Construction Materials — 0.4%
82,000	U.S. Concrete Inc. *	906,100

Metals & Mining — 1.3%
228,700	Coeur d'Alene Mines Corp. *	1,100,047

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE

Metals & Mining — 1.3% (continued)
33,500	Steel Dynamics Inc.	$2,202,290

	Total Metals & Mining	3,302,337

Paper & Forest Products — 0.8%
129,000	Votorantim Celulose e Papel SA, Sponsored ADR	2,009,820

	TOTAL MATERIALS	6,218,257

TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
293,400	Dobson Communications Corp., Class A Shares *	2,267,982

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $175,398,013)	231,399,530

FACE
AMOUNT

SHORT-TERM INVESTMENT — 7.3%
Repurchase Agreement — 7.3%
$ 17,827,000	Interest in $275,425,000 joint tri-party repurchase agreement dated 6/30/06
	with Banc of America Securities LLC, 5.200% due 7/3/06; Proceeds at
	maturity- $17,834,725; (Fully collateralized by various U.S. government
	& agency obligations, 0.000% to 6.000% due 12/27/06 to 5/15/11;
	Market value- $18,183,583)
	(Cost — $17,827,000)	17,827,000

	TOTAL INVESTMENTS — 101.9% (Cost — $193,225,013#)	249,226,530
	Liabilities in Excess of Other Assets — (1.9)%	(4,704,058)

	TOTAL NET ASSETS — 100.0%	$244,522,472

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Growth Fund (formerly known as Smith Barney Small Cap Growth Fund) (the "Fund") is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the "Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$63,006,375
Gross unrealized depreciation	(7,004,858)

Net unrealized appreciation	$56,001,517

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	August 29, 2006